per share amounts (Details) - TELUS Corporation share options shares in Millions	12 Months Ended
	Dec. 31, 2019 EquityInstruments shares	Dec. 31, 2018 EquityInstruments shares	Dec. 31, 2017 EquityInstruments
earnings per share amounts
Outstanding share awards excluded in the calculation of diluted net income per Common Share | shares	0	0
Number of options outstanding | EquityInstruments	0	326,164	740,471